Investment Securities - Schedule of Analysis of Net Gain on Sale of Investment Securities (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of financial assets [abstract]
Net realized gains			$ 399	$ 570
Debt investment securities measured at fair value through other comprehensive income (FVOCI)		$ 146
Total net realized gains on investment securities		146	399	570
Impairment losses			19	36
Net gain on sale of investment securities	[1]	$ 146	$ 380	$ 534

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4)